GENERAL	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:- GENERAL

a.CyberArk Software Ltd. (together with its subsidiaries, the "Company") is an Israeli company that develops, markets and sells software-based security solutions and services. The Company's solutions and services secure access for any identity - human or machine - to help organizations secure critical business assets, protect their distributed workforce and customers, and accelerate business in the cloud. The Company's software extends its leadership in Privileged Access Management, or PAM, to offer a comprehensive set of Identity Security capabilities.

b.In March 2018, the Company acquired all of the share capital of Vaultive, Ltd. ("Vaultive") for total gross consideration of $18,471. Vaultive specializes in privileged account security in cloud environments. The Company expensed the related acquisition costs of $268 in general and administrative expenses.

In May 2020, the Company acquired all of the share capital of IDaptive Holdings, Inc. ("Idaptive") for total gross consideration of $68,603. Idaptive specializes in Identity and Access Management as a Service (IDaaS) which provides a comprehensive Artificial Intelligence (AI)-based and security-first approach to managing identities that is both adaptive and context-aware. The Company expensed the related acquisition costs of $2,932 substantially in general and administrative. Goodwill generated from this business combination is primarily attributable to the assembled workforce and expected post-acquisition synergies from integrating Idaptive`s technology into the Company`s portfolio. The goodwill is not deductible for income tax purposes. Pro forma results of operations have not been presented because the acquisition was not material to the Company's results of operations.